Prospectus Supplement
John Hancock Variable Insurance Trust
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Active Bond Trust (the fund)
Effective October 30, 2025 (the Effective Date), David A. Bees, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Howard C. Greene, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
In addition, effective December 31, 2027, Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2027, all references to Mr. Greene will be removed from the Prospectus.
Select Bond Trust (the fund)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
Short Term Government Income Trust (the fund)
Effective October 30, 2025 (the Effective Date), Spencer Godfrey, CFA is added as an associate portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund, and together with Spencer Godfrey, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. As of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Spencer Godfrey, CFA
Associate Portfolio Manager
Managed fund since 2025
As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” is amended to include Spencer Godfrey, CFA as an associate portfolio manager of the fund within the table of portfolio managers specific to the funds, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Spencer Godfrey, CFA. Associate Portfolio Manager; joined Manulife IM (US) in 2016; began business career in 2003.
In addition, effective December 31, 2027, Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Spencer Godfrey, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2027, all references to Mr. Greene will be removed from the Prospectus.
Small Cap Core Trust (the fund)
Effective December 31, 2026 (the Effective Date), Bill Talbot, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Ryan Davies, CFA and Joseph Nowinski will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Talbot will be removed from the Prospectus.
Strategic Income Opportunities Trust (the fund)
Effective October 30, 2025 (the Effective Date), David A. Bees, CFA and Christopher Smith, CFA, CAIA are added as portfolio managers of the fund. Thomas C. Goggins, Kisoo Park, Christopher M. Chapman, CFA, and Brad Lutz, CFA will continue to serve as portfolio managers of the fund, and together with David A. Bees, CFA and Christopher Smith, CFA, CAIA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
David A. Bees, CFA
Portfolio Manager
Managed fund since 2025
Christopher Smith, CFA, CAIA
Associate Portfolio Manager
Managed the fund since 2025
As of the Effective date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM(US)”)” is amended to include David A. Bees, CFA and Christopher Smith, CFA, CAIA as portfolio managers of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Christopher Smith, CIA, CAIA. Associate Portfolio Manager; joined Manulife IM (US) in 2012; began business career in 2008.
In addition, effective September 30, 2026, Kisoo Park will no longer serve as a portfolio manager of the fund. David A. Bees, CFA, Christopher M. Chapman, CFA, Thomas C. Goggins, Brad Lutz, CFA, and Christopher Smith, CFA, CAIA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of September 30, 2026, all references to Mr. Park will be removed from the Prospectus.
Ultra Short Term Bond Trust (the fund)
Effective October 30, 2025 (the Effective Date), Spencer Godfrey, CFA is added as an associate portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund, and together with Spencer Godfrey, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. As of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Spencer Godfrey, CFA
Associate Portfolio Manager
Managed fund since 2025
As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” is amended to include Spencer Godfrey, CFA as an associate portfolio manager of the fund within the table of portfolio managers specific to the funds, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Spencer Godfrey, CFA. Associate Portfolio Manager; joined Manulife IM (US) in 2016; began business career in 2003.
In addition, effective December 31, 2027, Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2027, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Supplement dated October 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Active Bond Trust (the fund)
Effective October 30, 2025 (the Effective Date), David A. Bees, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Howard C. Greene, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
In addition, effective December 31, 2027, Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2027, all references to Mr. Greene will be removed from the SAI.
Select Bond Trust (the fund)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the SAI.
Short Term Government Income Trust (the fund)
Effective October 30, 2025 (the Effective Date), Spencer Godfrey, CFA is added as an associate portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund, and together with Spencer Godfrey, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Spencer Godfrey, CFA supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”):
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Spencer Godfrey, CFA has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Spencer Godfrey’s investment in the fund and similarly managed accounts.
The following table provides information for Spencer Godfrey, CFA as of August 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey, CFA	11	$36,082	29	$5,155	31	$18,791
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey, CFA	0	$0	0	$0	0	$0

Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the Spencer Godfrey, CFA as of August 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Spencer Godfrey’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Spencer Godfrey, CFA	none
1As of August 31, 2025, Spencer Godfrey, CFA beneficially owned none of the fund.
In addition, effective December 31, 2027, Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Spencer Godfrey, CFA and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2027, all references to Mr. Greene will be removed from the SAI.
Small Cap Core Trust (the fund)
Effective December 31, 2026 (the Effective Date), Bill Talbot, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Ryan Davies, CFA and Joseph Nowinski will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Talbot will be removed from the SAI.
Strategic Income Opportunities Trust (the fund)
Effective October 30, 2025 (the Effective Date), David A. Bees, CFA and Christopher Smith, CFA, CAIA are added as portfolio managers of the fund. Thomas C. Goggins, Kisoo Park, Christopher M. Chapman, CFA, and Brad Lutz, CFA will continue to serve as portfolio managers of the fund, and together with David A. Bees, CFA and Christopher Smith, CFA, CAIA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding David A. Bees, CFA and Christopher Smith, CFA, CAIA supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”):
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information for each portfolio manager as of August 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David A. Bees, CFA	4	$7,364.81	0	$0	0	$0
Christopher Smith,CFA, CAIA	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David A. Bees, CFA	0	$0	0	$0	0	$0
Christopher Smith CFA, CAIA	0	$0	0	$0	0	$0

Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by each portfolio manager as of August 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned
David A. Bees, CFA[1]	$10,001–$50,000
Christopher Smith CFA, CAIA [2]	$50,001–$100,000
1As of August 31, 2025, David A. Bees, CFA beneficially owned none of the fund.
 2As of August 31, 2025, Christopher Smith, CFA, CAIA beneficially owned none of the fund.
In addition, effective September 30, 2026, Kisoo Park will no longer serve as a portfolio manager of the fund. David A. Bees, CFA, Christopher Smith, CFA, CAIA, Thomas C. Goggins, Christopher M. Chapman, CFA, and Brad Lutz, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of September 30, 2026, all references to Mr. Park will be removed from the SAI.
Ultra Short Term Bond Trust (the funds)
Effective October 30, 2025 (the Effective Date), Spencer Godfrey, CFA is added as an associate portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund, and together with Spencer Godfrey, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Spencer Godfrey, CFA supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (“Manulife IM (US)”):
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Spencer Godfrey, CFA has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Spencer Godfrey’s investment in the fund and similarly managed accounts.
The following table provides information for Spencer Godfrey, CFA as of August 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey, CFA	13	$42,238	29	$5,155	31	$18,791
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Spencer Godfrey, CFA	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the Spencer Godfrey, CFA as of August 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Spencer Godfrey’s ownership of fund shares is stated in the footnote(s) below the table.

Portfolio Manager	Dollar Range of Shares Owned[1]
Spencer Godfrey, CFA	none
1As of August 31, 2025, Spencer Godfrey, CFA beneficially owned none of the fund.
In addition, effective December 31, 2027, Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2027, all references to Mr. Greene will be removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.